Events after the reporting period (Narrative) (Detail) - Adjusting events subsequent to the publication of the unaudited fourth quarter 2018 report $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Increase (decrease) in operating profit before tax	$ (382)
Increase (decrease) in net profit attributable to shareholders	$ (382)
Increase (decrease) in basic earnings per share | $ / shares	$ (0.1)
Increase (decrease) in diluted earnings per share | $ / shares	$ (0.09)
UBS AG
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Increase (decrease) in operating profit before tax	$ (382)
Increase (decrease) in net profit attributable to shareholders	$ (382)